SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,654	$ 4,263	$ 3,066
NETHERLANDS [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	1,159		1,738
GERMANY [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	502		268
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	509		726
Other Countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 2,484		$ 334